Analysis of performance by segment - Net insurance and reinsurance finance income (expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of operating segments
Net finance (expense) income from insurance contracts	$ (8,839)	$ 28,623	[1]
Net finance expense from reinsurance contracts held	191	(1,193)	[1]
Accretion of interest on GMM contracts
Analysis of operating segments
Net finance (expense) income from insurance contracts	(233)	(240)
Net finance expense from reinsurance contracts held	45	45
Changes in fair value of underlying assets and other adjustments relating to VFA contracts
Analysis of operating segments
Net finance (expense) income from insurance contracts	(8,162)	28,498
Effect of changes in interest rates and other financial assumptions
Analysis of operating segments
Net finance (expense) income from insurance contracts	(276)	458
Net finance expense from reinsurance contracts held	168	(1,301)
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates
Analysis of operating segments
Net finance (expense) income from insurance contracts	43	53
Net finance expense from reinsurance contracts held	(11)	71
Net foreign exchange income (expense)
Analysis of operating segments
Net finance (expense) income from insurance contracts	12	(524)
Net finance expense from reinsurance contracts held	(8)	(1)
Other finance (expense) income from contracts
Analysis of operating segments
Net finance (expense) income from insurance contracts	(223)	378
Net finance expense from reinsurance contracts held	(3)	(7)
Effect of changes in policyholder interest in excess net assets of relevant participating funds
Analysis of operating segments
Net finance (expense) income from insurance contracts	(192)	515
Effect of changes in non-performance risk of reinsurers
Analysis of operating segments
Net finance expense from reinsurance contracts held	$ (3)	$ (7)

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.